Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Registrant Name	SANTANDER UK PLC
Entity Central Index Key	0001087711
Current Fiscal Year End Date	--12-31